Quarterly Holdings Report
for
Fidelity® Small Cap Stock K6 Fund
January 31, 2023
SLCXK6-NPRT3-0423
1.9883973.105
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Media - 2.7%
Nexstar Broadcasting Group, Inc. Class A	4,210	862,082
TechTarget, Inc. (a)	9,681	479,500
Thryv Holdings, Inc. (a)	22,993	514,353
		1,855,935
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.6%
Fox Factory Holding Corp. (a)	2,548	300,893
Patrick Industries, Inc.	1,924	136,546
		437,439
Diversified Consumer Services - 2.5%
Grand Canyon Education, Inc. (a)	14,427	1,681,611
Hotels, Restaurants & Leisure - 1.9%
Churchill Downs, Inc.	2,120	525,972
Planet Fitness, Inc. (a)	8,846	748,814
		1,274,786
Household Durables - 6.5%
Cavco Industries, Inc. (a)	1,482	394,360
Helen of Troy Ltd. (a)	9,794	1,107,799
LGI Homes, Inc. (a)	16,011	1,822,853
Tempur Sealy International, Inc.	19,935	812,351
Traeger, Inc. (a)(b)	70,866	257,244
		4,394,607
Leisure Products - 1.0%
YETI Holdings, Inc. (a)	15,235	681,919
Specialty Retail - 1.0%
Murphy U.S.A., Inc.	2,488	676,811
Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc.	10,600	170,978
TOTAL CONSUMER DISCRETIONARY		9,318,151
CONSUMER STAPLES - 5.3%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)	3,937	1,529,958
Food & Staples Retailing - 2.1%
Performance Food Group Co. (a)	23,038	1,412,690
Food Products - 0.9%
Nomad Foods Ltd. (a)	34,871	620,355
TOTAL CONSUMER STAPLES		3,563,003
ENERGY - 6.3%
Energy Equipment & Services - 1.1%
Liberty Oilfield Services, Inc. Class A	45,457	719,584
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (a)	47,888	1,381,090
Enviva, Inc. (b)	1,318	59,943
Northern Oil & Gas, Inc.	21,312	714,378
PDC Energy, Inc.	11,670	790,409
Sitio Royalties Corp.	22,591	600,243
		3,546,063
TOTAL ENERGY		4,265,647
FINANCIALS - 17.4%
Banks - 4.6%
Cadence Bank	34,463	881,564
Independent Bank Group, Inc.	13,995	857,894
Metropolitan Bank Holding Corp. (a)	11,482	681,801
PacWest Bancorp	25,583	707,626
		3,128,885
Capital Markets - 5.3%
Bridge Investment Group Holdings, Inc. (b)	32,688	486,724
Focus Financial Partners, Inc. Class A (a)	16,424	741,544
LPL Financial	1,378	326,751
P10, Inc.	57,387	648,473
StoneX Group, Inc. (a)	15,589	1,369,961
		3,573,453
Consumer Finance - 1.7%
Encore Capital Group, Inc. (a)	19,908	1,109,274
Insurance - 3.2%
First American Financial Corp.	15,183	939,372
Selective Insurance Group, Inc.	12,967	1,231,865
		2,171,237
Thrifts & Mortgage Finance - 2.6%
Enact Holdings, Inc.	25,667	645,525
Walker & Dunlop, Inc.	11,965	1,141,222
		1,786,747
TOTAL FINANCIALS		11,769,596
HEALTH CARE - 14.3%
Biotechnology - 2.8%
ALX Oncology Holdings, Inc. (a)	17,856	166,061
Avid Bioservices, Inc. (a)	8,833	139,826
Blueprint Medicines Corp. (a)	3,772	176,303
Cytokinetics, Inc. (a)	5,098	216,563
Day One Biopharmaceuticals, Inc. (a)	8,928	194,363
Exelixis, Inc. (a)	10,410	183,424
Karuna Therapeutics, Inc. (a)	401	79,955
Keros Therapeutics, Inc. (a)	3,594	210,501
Vaxcyte, Inc. (a)	2,809	127,388
Xenon Pharmaceuticals, Inc. (a)	4,506	176,140
Zentalis Pharmaceuticals, Inc. (a)	8,211	193,780
		1,864,304
Health Care Equipment & Supplies - 3.4%
Figs, Inc. Class A (a)(b)	57,198	511,922
Heska Corp. (a)	3,177	284,151
Neogen Corp. (a)	9,200	196,972
Semler Scientific, Inc. (a)	14,174	555,763
TransMedics Group, Inc. (a)	8,617	543,043
UFP Technologies, Inc. (a)	2,017	229,393
		2,321,244
Health Care Providers & Services - 4.8%
Acadia Healthcare Co., Inc. (a)	2,811	236,180
AdaptHealth Corp. (a)	26,204	561,552
Chemed Corp.	1,980	1,000,177
Guardant Health, Inc. (a)	1,847	58,051
Owens & Minor, Inc.	36,713	724,715
R1 Rcm, Inc. (a)	48,949	700,460
		3,281,135
Health Care Technology - 1.7%
Evolent Health, Inc. (a)(b)	21,381	688,896
Phreesia, Inc. (a)	12,227	458,390
		1,147,286
Life Sciences Tools & Services - 0.7%
Science 37 Holdings, Inc. (a)	175,653	94,835
Syneos Health, Inc. (a)	10,476	376,298
		471,133
Pharmaceuticals - 0.9%
Arvinas Holding Co. LLC (a)	3,282	107,551
Edgewise Therapeutics, Inc. (a)	14,507	148,407
Ikena Oncology, Inc. (a)	27,257	116,115
Intra-Cellular Therapies, Inc. (a)	2,708	129,767
Ventyx Biosciences, Inc. (a)	3,010	126,420
		628,260
TOTAL HEALTH CARE		9,713,362
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.2%
Cadre Holdings, Inc.	12,663	289,856
Leonardo DRS, Inc. (a)(b)	40,767	544,239
		834,095
Building Products - 3.9%
Builders FirstSource, Inc. (a)	13,018	1,037,535
CSW Industrials, Inc.	4,040	546,248
Hayward Holdings, Inc. (a)(b)	75,541	1,019,048
		2,602,831
Construction & Engineering - 2.7%
Bowman Consulting Group Ltd. (a)	3,100	79,019
Granite Construction, Inc.	17,067	726,713
Willscot Mobile Mini Holdings (a)	21,038	1,019,501
		1,825,233
Electrical Equipment - 2.0%
Atkore, Inc. (a)	3,078	400,910
Vertiv Holdings Co.	66,928	951,716
		1,352,626
Machinery - 0.1%
Beijer Alma AB (B Shares)	4,601	91,073
Professional Services - 4.0%
CACI International, Inc. Class A (a)	3,574	1,101,114
Kforce, Inc.	18,590	1,043,457
TriNet Group, Inc. (a)	7,683	579,682
		2,724,253
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. (a)	5,041	286,732
Custom Truck One Source, Inc. Class A (a)	73,045	517,159
		803,891
TOTAL INDUSTRIALS		10,234,002
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.3%
Clearfield, Inc. (a)	2,900	207,234
Electronic Equipment & Components - 3.6%
Insight Enterprises, Inc. (a)	14,620	1,647,966
Mirion Technologies, Inc. Class A (a)(b)	100,615	799,889
		2,447,855
IT Services - 3.2%
Concentrix Corp.	9,404	1,333,581
Cyxtera Technologies, Inc. Class A (a)	50,204	161,657
ExlService Holdings, Inc. (a)	3,785	645,721
		2,140,959
Semiconductors & Semiconductor Equipment - 2.7%
MaxLinear, Inc. Class A (a)	23,276	958,971
Onto Innovation, Inc. (a)	11,404	896,925
		1,855,896
Software - 2.9%
Elastic NV (a)	7,178	422,354
Five9, Inc. (a)	11,697	921,490
Intapp, Inc. (a)	20,115	582,933
		1,926,777
Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology, Inc. (a)	24,781	751,112
TOTAL INFORMATION TECHNOLOGY		9,329,833
MATERIALS - 3.1%
Chemicals - 1.7%
Cabot Corp.	2,900	218,457
Tronox Holdings PLC	16,700	286,405
Valvoline, Inc.	18,592	681,583
		1,186,445
Metals & Mining - 1.4%
Commercial Metals Co.	10,630	576,890
Gatos Silver, Inc. (a)	70,650	364,554
		941,444
TOTAL MATERIALS		2,127,889
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Sunstone Hotel Investors, Inc.	50,073	550,302
Terreno Realty Corp.	17,652	1,137,318
		1,687,620
Real Estate Management & Development - 2.6%
Cushman & Wakefield PLC (a)	40,351	582,265
Jones Lang LaSalle, Inc. (a)	6,370	1,177,622
		1,759,887
TOTAL REAL ESTATE		3,447,507
UTILITIES - 2.0%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	10,879	481,069
Independent Power and Renewable Electricity Producers - 1.3%
NextEra Energy Partners LP	11,794	864,500
TOTAL UTILITIES		1,345,569
TOTAL COMMON STOCKS (Cost $60,478,014)		66,970,494

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (c)	1,122,133	1,122,357
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	3,956,485	3,956,880
TOTAL MONEY MARKET FUNDS (Cost $5,079,237)		5,079,237

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $65,557,251)	72,049,731
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(4,254,255)
NET ASSETS - 100.0%	67,795,476

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,365,902	20,906,519	21,150,064	17,610	-	-	1,122,357	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	4,816,739	27,844,287	28,704,146	5,755	-	-	3,956,880	0.0%
Total	6,182,641	48,750,806	49,854,210	23,365	-	-	5,079,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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